UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	September 30, 2012
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		63,671,463

Form 13F Information Table Value Total:		$2,251,575,594


List of Other Included Managers:

	NONE


FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared-
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
48,262,861
465,571
465,571
N/A
N/A

N/A
465,571
N/A
AuRico Gold Inc
COM
05155C105
23,620,535
3,363,448
3,363,448
N/A
N/A

N/A
3,363,448
N/A
Bank of Nova Scotia
COM
064149107
167,644,757
3,059,237
3,059,237
N/A
N/A

N/A
3,059,237
N/A
Barrick Gold Corp.
COM
067901108
82,554,246
1,977,343
1,977,343
N/A
N/A

N/A
1,977,343
N/A
BCE Inc.
COM NEW
05534B760
68,394,735
1,556,000
1,556,000
N/A
N/A

N/A
1,556,000
N/A
Brookfield Asset Management Inc.
CL A LTD VT SH
112585104
50,184,772
1,454,900
1,454,900
N/A
N/A

N/A
1,454,900
N/A
Brookfield Residential Properties Inc.
COM
11283W104
729,834
52,000
52,000
N/A
N/A

N/A
52,000
N/A
Canadian Imperial Bank of Commerce
COM
136069101
94,769,053
1,211,800
1,211,800
N/A
N/A

N/A
1,211,800
N/A
Canadian National Railway
COM
136375102
101,580,308
1,148,982
1,148,982
N/A
N/A

N/A
1,148,982
N/A
Canadian Natural Resources Ltd.
COM
136385101
87,467,966
2,837,590
2,837,590
N/A
N/A

N/A
2,837,590
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
27,604,361
332,900
332,900
N/A
N/A

N/A
332,900
N/A
Catamaran Corporation
COM
148887102
26,830,530
274,000
274,000
N/A
N/A

N/A
274,000
N/A
Cenovus Energy Inc.
COM
15135U109
69,200,615
1,984,551
1,984,551
N/A
N/A

N/A
1,984,551
N/A
Cott Corp.
COM
22163N106
802,309
101,600
101,600
N/A
N/A

N/A
101,600
N/A
Eldorado Gold Corp.
COM
284902103
28,164,046
1,848,700
1,848,700
N/A
N/A

N/A
1,848,700
N/A
Enbridge Inc.
COM
29250N105
60,019,440
1,537,920
1,537,920
N/A
N/A

N/A
1,537,920
N/A
EnCana Corp.
COM
292505104
30,576,779
1,397,400
1,397,400
N/A
N/A

N/A
1,397,400
N/A
Firstservice Corp. Sub Vtg.
SUB VTG SH
33761N109
460,176
16,200
16,200
N/A
N/A

N/A
16,200
N/A
Gildan Activewear Class A
COM
375916103
33,039,471
1,042,964
1,042,964
N/A
N/A

N/A
1,042,964
N/A
Goldcorp Inc.
COM
380956409
132,853,220
2,895,900
2,895,900
N/A
N/A

N/A
2,895,900
N/A
Iamgold Corp.
COM
450913108
1,115,439
70,400
70,400
N/A
N/A

N/A
70,400
N/A
IMAX Corp.
COM
45245E109
491,013
24,700
24,700
N/A
N/A

N/A
24,700
N/A
Magna International Inc. Class A
COM
559222401
30,151,490
697,896
697,896
N/A
N/A

N/A
697,896
N/A
Manulife Financial Corp.
COM
56501R106
57,641,654
4,786,203
4,786,203
N/A
N/A

N/A
4,786,203
N/A
Open Text Corp.
COM
683715106
37,397,986
678,800
678,800
N/A
N/A

N/A
678,800
N/A
Penn West Petroleum Corp.
COM
707887105
24,719,766
1,738,600
1,738,600
N/A
N/A

N/A
1,738,600
N/A
PGT Inc
COM
69336V101
49,200
15,000
15,000
N/A
N/A

N/A
15,000
N/A
Potash Corp. of Saskatchewan
COM
73755L107
71,280,693
1,641,391
1,641,391
N/A
N/A

N/A
1,641,391
N/A
Precision Drilling Corp.
COM 2010
74022D308
25,098,637
3,194,800
3,194,800
N/A
N/A

N/A
3,194,800
N/A
Progressive Waste Solutions Ltd
COM
74339G101
26,433,355
1,284,400
1,284,400
N/A
N/A

N/A
1,284,400
N/A
Royal Bank of Canada
COM
780087102
164,090,004
2,855,613
2,855,613
N/A
N/A

N/A
2,855,613
N/A
Sandstorm Gold Ltd
COM NEW
80013R206
978,105
76,200
76,200
N/A
N/A

N/A
76,200
N/A
Shaw Communications Inc. Class B
CL B CONV
82028K200
37,561,287
1,836,900
1,836,900
N/A
N/A

N/A
1,836,900
N/A
Silver Wheaton Corp
COM
828336107
57,614,155
1,450,600
1,450,600
N/A
N/A

N/A
1,450,600
N/A
Stantec Inc.
COM
85472N109
887,250
26,060
26,060
N/A
N/A

N/A
26,060
N/A
Suncor Energy Inc.
COM
867224107
112,596,511
3,425,768
3,425,768
N/A
N/A

N/A
3,425,768
N/A
SunOpta Inc.
COM
8676EP108
498,623
78,000
78,000
N/A
N/A

N/A
78,000
N/A
Synovus Financial Cp
COM
87161C105
23,700
10,000
10,000
N/A
N/A

N/A
10,000
N/A
Talisman Energy Inc.
COM
87425E103
55,537,390
4,158,753
4,158,753
N/A
N/A

N/A
4,158,753
N/A
Teck Resources Ltd.
CL B
878742204
41,582,582
1,410,382
1,410,382
N/A
N/A

N/A
1,410,382
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
76,771,026
1,228,274
1,228,274
N/A
N/A

N/A
1,228,274
N/A
Toronto-Dominion Bank
COM NEW
891160509
196,762,418
2,361,317
2,361,317
N/A
N/A

N/A
2,361,317
N/A
TransCanada Pipelines Corp.
COM
89353D107
44,842,307
986,200
986,200
N/A
N/A

N/A
986,200
N/A
Valeant Pharmaceuticals International
COM
91911K102
51,935,635
941,800
941,800
N/A
N/A

N/A
941,800
N/A
Wi-LAN Inc.
COM
928972108
755,355
134,400
134,400
N/A
N/A

N/A
134,400
N/A



2,251,575,594
63,671,463
63,671,463




63,671,463